INTEGRATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEGRATION
Integration costs		$ 1,426	$ 5,110
Wavecom S.A. and prior
INTEGRATION
Integration costs		$ 1,426	$ 5,110